Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax AOCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		¥ 9,442,231
Less: reclassification adjustments for losses (gains) included in net income		(13,481)
Change during period		260,349	¥ 38,196
Balance at end of period		9,437,041	10,042,141
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	[1]	440,112	318,114
Change during period	[1]	258,723	37,671
Balance at end of period	[1]	698,835	355,785
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(25,046)	(8,173)
Unrealized holding gains (losses) during period		(4,329)	6,034
Less: reclassification adjustments for losses (gains) included in net income		(4,741)	(525)
Change during period		(9,070)	5,509
Balance at end of period		(34,116)	(2,664)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		94,104	(86,873)
Foreign currency translation adjustments during period		269,154	52,231
Less: reclassification adjustments for losses (gains) included in net income		0	0
Change during period		269,154	52,231
Balance at end of period		363,258	(34,642)
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		355,355	397,153
Unrealized holding gains (losses) during period		4,390	(5,107)
Less: reclassification adjustments for losses (gains) included in net income		(9,183)	(9,187)
Change during period		(4,793)	(14,294)
Balance at end of period		350,562	382,859
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		15,699	16,007
Unrealized holding gains (losses) during period		2,998	(6,218)
Less: reclassification adjustments for losses (gains) included in net income		434	443
Change during period		3,432	(5,775)
Balance at end of period		¥ 19,131	¥ 10,232

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”